Taxation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax [Line Items]
Current income tax expense	¥ 7,888	¥ 22,044	¥ 7,906
US
Income Tax [Line Items]
Effective income tax rate	29.84%	29.84%	42.84%
UNITED KINGDOM
Income Tax [Line Items]
Effective income tax rate	19.00%	19.00%	19.25%
GERMANY
Income Tax [Line Items]
Effective income tax rate	32.98%	32.98%	32.98%
Cayman Islands Tax Information Authority [Member]
Income Tax [Line Items]
Effective income tax rate	0.00%
State Administration of Taxation, China [Member]
Income Tax [Line Items]
Effective income tax rate	25.00%
Percentage of withholding tax for foreign investors non resident enterprises	10.00%
Equity Method Investment, Ownership Percentage	25.00%
Percentage of withholding tax for resident enterprise	5.00%
Percent entitled to claim for qualified research and development expenses	175.00%
Additional percentage of qualified research and development expenses claimed in annual filing	75.00%
Inland Revenue, Hong Kong [Member]
Income Tax [Line Items]
Effective income tax rate	16.50%